Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.36%
Communication services: 13.26%
Entertainment: 4.90%
Netflix, Inc.†	22,352	$25,296,205
Spotify Technology SA†	27,999	17,190,826
		42,487,031
Interactive media & services: 8.36%
Alphabet, Inc. Class A	136,312	21,646,346
Meta Platforms, Inc. Class A	92,412	50,734,188
		72,380,534
Consumer discretionary: 16.29%
Broadline retail: 10.30%
Amazon.com, Inc.†	378,119	69,732,706
MercadoLibre, Inc.†	8,368	19,504,553
		89,237,259
Hotels, restaurants & leisure: 4.88%
Booking Holdings, Inc.	4,011	20,453,212
DoorDash, Inc. Class A†	113,206	21,836,305
		42,289,517
Household durables: 1.11%
PulteGroup, Inc.	94,029	9,645,495
Financials: 13.50%
Capital markets: 6.35%
KKR & Co., Inc.	131,524	15,029,248
S&P Global, Inc.	34,321	17,162,216
Tradeweb Markets, Inc. Class A	165,264	22,856,011
		55,047,475
Financial services: 4.74%
Mastercard, Inc. Class A	29,454	16,142,559
Visa, Inc. Class A	72,026	24,884,983
		41,027,542
Insurance: 2.41%
Progressive Corp.	74,151	20,891,303
Health care: 7.31%
Biotechnology: 2.58%
Alnylam Pharmaceuticals, Inc.†	33,394	8,790,636
Argenx SE ADR†	21,085	13,602,777
		22,393,413
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 3.41%
Boston Scientific Corp.†	181,937	$18,715,859
Intuitive Surgical, Inc.†	20,911	10,785,894
		29,501,753
Health care providers & services: 1.32%
UnitedHealth Group, Inc.	27,867	11,465,599
Industrials: 7.47%
Aerospace & defense: 4.06%
General Electric Co.	107,279	21,621,010
Howmet Aerospace, Inc.	97,897	13,566,566
		35,187,576
Construction & engineering: 1.78%
EMCOR Group, Inc.	38,410	15,390,887
Ground transportation: 1.63%
Old Dominion Freight Line, Inc.	91,952	14,094,402
Information technology: 40.53%
Communications equipment: 3.44%
Arista Networks, Inc.†	180,860	14,879,352
Motorola Solutions, Inc.	33,843	14,904,119
		29,783,471
IT services: 1.54%
Gartner, Inc.†	31,612	13,311,181
Semiconductors & semiconductor equipment: 9.56%
Broadcom, Inc.	149,533	28,780,617
NVIDIA Corp.	495,982	54,022,359
		82,802,976
Software: 19.86%
Cadence Design Systems, Inc.†	62,056	18,476,553
CyberArk Software Ltd.†	44,870	15,801,419
Microsoft Corp.	213,433	84,361,528
Oracle Corp.	144,785	20,374,145
Salesforce, Inc.	42,061	11,302,211
ServiceNow, Inc.†	22,784	21,758,948
		172,074,804
Technology hardware, storage & peripherals: 6.13%
Apple, Inc.	250,102	53,146,675
Total common stocks (Cost $425,289,719)		852,158,893
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—April 30, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class♠∞		4.26%	14,677,963	$14,677,963
Total short-term investments (Cost $14,677,963)				14,677,963
Total investments in securities (Cost $439,967,682)	100.05%			866,836,856
Other assets and liabilities, net	(0.05)			(458,352)
Total net assets	100.00%			$866,378,504

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,570,173	$203,309,040	$(208,201,250)	$0	$0	$14,677,963	14,677,963	$303,316
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring Large Cap Growth Fund

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$114,867,565	$0	$0	$114,867,565
Consumer discretionary	141,172,271	0	0	141,172,271
Financials	116,966,320	0	0	116,966,320
Health care	63,360,765	0	0	63,360,765
Industrials	64,672,865	0	0	64,672,865
Information technology	351,119,107	0	0	351,119,107
Short-term investments
Investment companies	14,677,963	0	0	14,677,963
Total assets	$866,836,856	$0	$0	$866,836,856
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Large Cap Growth Fund | 5